Segment information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
REVENUES	$ 5,069	$ 1,921	$ 43,230
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
REVENUES	751	1,184	41,321
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
REVENUES	$ 4,318	$ 737	$ 1,909